SUPPLEMENT DATED AUGUST 14, 2019
TO

PROSPECTUS DATED MAY 1, 2014
FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

This supplement contains information regarding a change to an investment option available under your Policy.

Effective October 1, 2019, the name of the following investment option will change:

Current Name	New Name

PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Global Core Asset Allocation Portfolio

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.